Basic and diluted income (loss) per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Net income (loss)	$ 4,773		$ (18,315)
Weighted average number of common shares for basic income per share	12,769,844	[1]	12,254,546	[1]
Dilutive effect of options	165,012		0
Diluted weighted average number of common shares for diluted income per share	12,934,856	[1]	12,254,546	[1]
Basic income (loss) per share	$ 0.37	[1]	$ (1.49)	[1]
Diluted income (loss) per share(1)	$ 0.37	[1]	$ (1.49)	[1]

[1]	Basic and diluted income (loss) per common share is based on the weighted average number of common shares outstanding during the year, which has been adjusted retroactively to reflect the effects of the one-for-five share consolidation (note 12(e)).